Shareholder remuneration and earnings per share - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Diluted earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 3,752	€ 3,616
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(266)	(178)
Profit attributable to ordinary equity holders of parent including dilutive effects	3,486	3,438
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 3,486	€ 3,438
Weighted average number of shares outstanding	16,129,055,793	14,823,034,696
Dilutive effect of options/rights on shares	45,858,082	44,860,827
Adjusted number of shares	16,174,913,875	14,867,895,523
Total diluted earnings (loss) per share	€ 0.220	€ 0.230
Diluted earnings per share from continuing operations (euros)	€ 0.220	€ 0.230